Eaton Vance Management

Two International Place

Boston, MA  02110

(617) 482-8260

www.eatonvance.com

September 26, 2016

VIA EDGAR CORRESPONDENCE

Office of Filings, Information & Consumer Services

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, DC  20549

Re:

Form N-1A Filing for Eaton Vance Special Investment Trust (the “Registrant”) on behalf of Eaton Vance 1-to-10 Year Laddered Corporate Bond Fund (the “Fund”)

Post-Effective Amendment No. 165 (1933 Act File No. 002-27962)

Amendment No. 152 (1940 Act File No. 811-01545) (the “Amendment”)

Dear Ladies and Gentlemen:

On behalf of the Registrant, transmitted herewith pursuant to (1) the Securities Act of 1933, as amended (the “1933 Act”), and Rules 472 and 485(b) thereunder, (2) the Investment Company Act of 1940, as amended (the “1940 Act”), and the rules promulgated pursuant to Section 8(b) thereunder, (3) the General Instructions to Form N-1A, and (4) Rules 101 and 102 under Regulation S-T, is the Amendment, including the prospectus and statement of additional information (“SAI”) for the Fund, as well as exhibits.  The Amendment transmitted herewith contains conformed signature pages, the manually signed originals of which are maintained at the office of the Registrant.

The Amendment is marked to show changes from the Fund’s prospectus and SAI contained in the Registrant’s Filing filed with the Securities and Exchange Commission (the “Commission”) on July 14, 2016 (Accession No. 00000940394-16-002863) under Rule 485(a) (the “Filing”).

The Amendment is filed for the purpose of responding to comments with respect to the Filing provided by Lisa Larkin, of the Staff of the Division of Investment Management of the Commission, to the undersigned via telephone on August 24, 2016 and making certain other non-material changes as marked thereon.  The comments and Registrant’s responses thereto are as follows:

Prospectus

Risk/Return Summary: Fees and Expenses of the Fund

1.

Please include a parenthetical statement in the narrative to the expense example to represent that the figures include an expense cap for a limited time.

Response:  Registrant appreciates the comment but believes the current disclosure addresses the requirements of Form N-1A.  Consistent with Instruction 4(a) to Item 3 of Form N-1A, Registrant confirms that the expense example only factors in the expense cap during the period in which it is expected to continue (i.e., during the first year).

Securities and Exchange Commission

September 26, 2016

Risk/Return Summary: Investments, Risks, and Performance

2.

You state that “At least 90% of the Fund’s net assets normally is invested in securities rated at least investment grade at the time of investment (which are those rated Baa or higher by Moody’s Investors Service, Inc. (“Moody’s”), or BBB or higher by either Standard & Poor’s Ratings Services (“S&P”) or Fitch Ratings (“Fitch”)) or, if unrated, determined by the investment adviser to be of at least investment grade quality.” Please disclose how the investment adviser determines an unrated security to be of at least investment grade quality.

Response:  Registrant believes that the disclosure contained in “Credit Quality” under “Investment Objective & Principal Policies and Risks” adequately describes the process by which the investment adviser determines the quality of an investment that is not rated.

3.

With regard to “Debt Market Risk,” please consider adding disclosure stating that there may be greater price volatility with longer-term investments.

Response:  Registrant believes that the disclosure related to increased volatility associated with longer-term investments as contained under “Duration” in “Investment Objective & Principal Policies and Risks” adequately addresses the differences between short-term, intermediate-term and longer-term investments and, therefore, no additional disclosure has been added to “Debt Market Risk.”

4.

Please consider whether updates are required to “Foreign and Emerging Market Investment Risk” to address recent conditions associated with “Brexit.”

Response:  “Foreign and Emerging Market Investment Risk” addresses the impact of political, economic and market developments abroad on foreign instruments and, therefore, no additional disclosure has been added at this time.

5.

Please consider revising “Foreign and Emerging Markets Investment Risk,” to indicate that foreign securities may generally be harder to value.

Response:  “Foreign and Emerging Market Investments” under “Investment Objective & Principal Policies and Risks” addresses the lack of uniform accounting standards and less publicly available information related to foreign securities and, therefore, no additional disclosure has been added at this time.

6.

Please revise “Risk of Leveraged Transactions” to include a plain English definition of leverage.

Response:  “Risk of Leveraged Transactions” has been updated accordingly.1

________________________________

1 All references herein to disclosure changes made by the Registrant relate to the Registrant’s filing on behalf of the Fund pursuant to Rule 485(b), which is expected to occur on or about September 27, 2016.

Securities and Exchange Commission

September 26, 2016

7.

If the Fund invests in contingent convertible securities, include appropriate disclosure in the Principal Investment Strategies and Principal Risks sections.

Response:  The Fund does not presently intend to invest in contingent convertible securities as a principal investment strategy and, therefore, no additional disclosure has been added at this time.

Investment Objective & Principal Policies and Risks

8.

In the additional information about the Fund’s investment policies and risks, you state that the Fund’s investments in fixed-income securities include payment-in-kind (“PIK”) bonds.  If the Fund invests in PIK bonds, please disclose the risks presented by such investments.

Response: The Fund does not presently intend to invest in PIK bonds as a principal investment strategy and, therefore, no additional disclosure has been added at this time.

9.

You state that “[d]uring unusual market conditions, the Fund may invest up to 100% of its assets in cash or cash equivalents temporarily, which may be inconsistent with its investment objective(s) and other policies.”  Please revise this statement to align with Item 9(b)(1)(6) of Form N-1A regarding such positions being inconsistent with a fund’s principal investment strategies.

Response:  The statement has been revised accordingly.

Statement of Additional Information

Description of the Fund and Its Investments and Risks

10.

If the Fund writes (sells) credit default swaps, confirm that it will segregate the full notional amount payable under the agreement.

Response:  Although the Fund does not presently intend to write (sell) credit default swaps, if the Fund were to enter into such a transaction, it would segregate the full notional amount that would be payable under the agreement, as currently required by the 1940 Act.

11.

You state that the Fund may engage in total return swaps. When the Fund does engage in total return swaps, an appropriate amount of segregated assets must be set aside. See generally Investment Company Act Release No. 10666 (Apr. 18, 1979). Please note that the Commission issued a proposed rule and, prior to that, a concept release exploring issues relating to the use of derivatives by funds, including whether market practices involving derivatives are consistent with the leverage provisions of the 1940 Act. See Investment Company Act Release No. 31933 (Dec. 11, 2015) and Investment Company Act Release No. 29776 (Aug. 31, 2011). Accordingly, please be aware that the Commission or its staff could issue future guidance related to derivatives (such as total return swaps) and leverage, including guidance related to coverage requirements, which could impact the manner in which the Fund operates.

Response:  The Registrant acknowledges the above statement.

Securities and Exchange Commission

September 26, 2016

Tandy Representation:

The Registrant acknowledges that:

•

the Registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

•

Staff comments or changes to disclosure in response to staff comments in the filing reviewed by the Staff do not foreclose the Commission from taking any action with respect to the filing; and

•

the Registrant may not assert Staff comments as defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

If you have any questions or comments concerning the foregoing, please contact the undersigned at (617) 672-8064.  As noted herein, the Registrant intends to make a filing under Rule 485(b) on behalf of the Fund on or about September 26, 2016, to be effective on September 27, 2016.

Very truly yours,

/s/ Velvet R. Regan

Velvet R. Regan, Esq.

Vice President